SUPPLEMENT DATED MAY 1, 2015
to

PROSPECTUS DATED APRIL 29, 2011
FOR FUTURITY ACCUMULATOR II VARIABLE UNIVERSAL LIFE INSURANCE

PROSPECTUS DATED NOVEMBER 3, 2008
FOR FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

PROSPECTUS DATED MAY 1, 2008
FOR FUTURITY PROTECTOR II VARIABLE UNIVERSAL LIFE INSURANCE

PROSPECTUSES DATED APRIL 25, 2007
FOR FUTURITY ACCUMULATOR VARIABLE UNIVERSAL LIFE INSURANCE
AND FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT I

This supplement contains information regarding changes to investment options that are available under your Policy.

Effective immediately, the names of the following investment options have changed:

Old Name	New Name

AllianceBernstein Balanced Wealth Strategy Portfolio	AB Balanced Wealth Strategy Portfolio

AllianceBernstein Growth and Income Portfolio	AB Growth and Income Portfolio

AllianceBernstein Global Thematic Growth Portfolio	AB Global Thematic Growth Portfolio

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Accumulator 2, Futurity Protector, Protector2, Survivorship2, Accumulator VULs                                                                                                                                          5/2015